Guarantor Financials - Combined Balance Sheets (Condensed) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010
Assets, Current [Abstract]
Cash and cash equivalents	$ 83.5		$ 1.7	$ 7.0	$ 4.8
Accounts Receivable, Net, Current			10.1
Receivable from Ralcorp	4.5		41.3
Accounts receivable, net	58.2		10.1
Inventory, Net	77.7		66.6
Deferred income taxes	3.1		3.8
Prepaid expenses and other current assets	6.6		4.0
Intercompany notes receivable	0		7.8
Total Current Assets	233.6		135.3
Assets, Noncurrent [Abstract]
Property, net	409.4		412.1
Goodwill	1,366.4		1,366.2
Other intangible assets, net	739.2		748.6
Due from Affiliates	0
Investment in partnership	0	60.2	60.2
Other assets	14.9		0.8
Total Assets	2,763.5		2,723.2
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	13.1		0
Short-term intercompany debt	0		68.0
Accounts payable	34.7		28.8
Other Liabilities, Current	63.3		37.5
Total Current Liabilities	111.1		134.3
Long-term Debt, Excluding Current Maturities	934.7		0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		716.5
Deferred income taxes	328.5		332.8
Other Liabilities, Noncurrent	105.2		104.9
Total Liabilities	1,479.5		1,288.5
Total Stockholders' Equity	1,284.0		1,434.7
Total Liabilities and Stockholders' Equity	2,763.5		2,723.2
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	70.8		0	0	0
Accounts Receivable, Net, Current			0
Receivable from Ralcorp	0		0
Accounts receivable, net	0
Inventory, Net	0		0
Deferred income taxes	3.0		0
Prepaid expenses and other current assets	3.7		0
Intercompany notes receivable			0
Total Current Assets	77.5		0
Assets, Noncurrent [Abstract]
Property, net	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Due from Affiliates	365.9
Investment in partnership	2,144.1		0
Other assets	14.1		0
Total Assets	2,601.6		0
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	13.1
Short-term intercompany debt			0
Accounts payable	0		0
Other Liabilities, Current	30.5		0
Total Current Liabilities	43.6		0
Long-term Debt, Excluding Current Maturities	934.7
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		0
Deferred income taxes	330.7		0
Other Liabilities, Noncurrent	8.6		0
Total Liabilities	1,317.6		0
Total Stockholders' Equity	1,284.0		0
Total Liabilities and Stockholders' Equity	2,601.6		0
Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	8.7		0	0	0
Accounts Receivable, Net, Current			1.3
Receivable from Ralcorp	4.5		41.3
Accounts receivable, net	52.9
Inventory, Net	73.3		60.4
Deferred income taxes	0		3.6
Prepaid expenses and other current assets	2.4		3.2
Intercompany notes receivable			0
Total Current Assets	141.8		109.8
Assets, Noncurrent [Abstract]
Property, net	357.6		357.9
Goodwill	1,360.0		1,359.9
Other intangible assets, net	739.2		748.6
Due from Affiliates	0
Investment in partnership	0		0
Other assets	0.8		0.8
Total Assets	2,599.4		2,577.0
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			0
Accounts payable	36.2		24.8
Other Liabilities, Current	27.7		31.1
Total Current Liabilities	63.9		55.9
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	365.9		664.5
Deferred income taxes	0		335.9
Other Liabilities, Noncurrent	88.0		96.8
Total Liabilities	517.8		1,153.1
Total Stockholders' Equity	2,081.6		1,423.9
Total Liabilities and Stockholders' Equity	2,599.4		2,577.0
Non-Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	4.0		1.7	7.0	4.8
Accounts Receivable, Net, Current			8.8
Receivable from Ralcorp	0		0
Accounts receivable, net	9.7
Inventory, Net	4.4		6.2
Deferred income taxes	0.1		0.2
Prepaid expenses and other current assets	0.5		0.8
Intercompany notes receivable			7.8
Total Current Assets	18.7		25.5
Assets, Noncurrent [Abstract]
Property, net	51.8		54.2
Goodwill	6.4		6.3
Other intangible assets, net	0		0
Due from Affiliates	0
Investment in partnership	0		60.2
Other assets	2.2		3.1
Total Assets	79.1		149.3
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			68.0
Accounts payable	2.9		4.0
Other Liabilities, Current	5.1		6.4
Total Current Liabilities	8.0		78.4
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	0		52.0
Deferred income taxes	0		0
Other Liabilities, Noncurrent	8.6		8.1
Total Liabilities	16.6		138.5
Total Stockholders' Equity	62.5		10.8
Total Liabilities and Stockholders' Equity	79.1		149.3
Eliminations
Assets, Current [Abstract]
Cash and cash equivalents	0		0	0	0
Accounts Receivable, Net, Current			0
Receivable from Ralcorp	0		0
Accounts receivable, net	(4.4)
Inventory, Net	0		0
Deferred income taxes	0		0
Prepaid expenses and other current assets	0		0
Intercompany notes receivable			0
Total Current Assets	(4.4)		0
Assets, Noncurrent [Abstract]
Property, net	0		0
Goodwill	0		0
Other intangible assets, net	0		0
Due from Affiliates	(365.9)
Investment in partnership	(2,144.1)		0
Other assets	(2.2)		(3.1)
Total Assets	(2,516.6)		(3.1)
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Short-term intercompany debt			0
Accounts payable	(4.4)		0
Other Liabilities, Current	0		0
Total Current Liabilities	(4.4)		0
Long-term Debt, Excluding Current Maturities	0
Liabilities, Noncurrent [Abstract]
Long-term intercompany debt	(365.9)		0
Deferred income taxes	(2.2)		(3.1)
Other Liabilities, Noncurrent	0		0
Total Liabilities	(372.5)		(3.1)
Total Stockholders' Equity	(2,144.1)		0
Total Liabilities and Stockholders' Equity	$ (2,516.6)		$ (3.1)